Differences between income tax expense (benefit) applicable to income before income taxes and amount computed by applying the statutory tax rate in Puerto Rico (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Computed income tax at statutory rates	$ 7,000		$ 4,400		$ 4,400
Income tax (benefit) expense	58,279		(251,327)		(26,403)
PUERTO RICO
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Computed income tax at statutory rates	(51,570)		135,720		65,662
Net benefit of net tax exempt interest income	(55,862)		(36,993)		(25,540)
Deferred tax asset valuation allowance	(4,281)		(32,990)		166
Non-deductible expenses	178,219	[1]	32,115	[1]	23,093	[1]
Difference in tax rates due to multiple jurisdictions	(14,178)		(12,029)		(6,034)
Income Tax Reconciliation Change in Deferred Tax Asset	20,048		(197,467)		0
Unrecognized Tax Benefits Period Increases Decreases	(3,601)		(7,727)		(8,985)
Income Tax Reconciliation Other Adjustments	11,413		5,837		3,367
Income tax (benefit) expense	58,279		(251,327)		(26,403)
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Computed income tax at statutory rates	39.00%		39.00%		30.00%
Effective Income Tax Rate Reconciliation Tax Exempt Income	43.00%		(11.00%)		(12.00%)
Deferred tax asset valuation allowance	3.00%		(9.00%)		0.00%
Non-deductible expenses	(135.00%)	[1]	9.00%	[1]	11.00%	[1]
Difference in tax rates due to multiple jurisdictions	10.00%		(3.00%)		(3.00%)
Effective Income Tax Rate Reconciliation Change In Enacted Tax Rate	(16.00%)		(57.00%)		0.00%
EffectiveIncomeTaxRateReconciliationOtherAdjustments	3.00%		(2.00%)		(4.00%)
Income tax (benefit) expense	(44.00%)		(72.00%)		(12.00%)
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate [Member]
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Income tax reconciliation, other deductions	$ (21,909)	[2],[3]	$ (137,793)	[2]	$ (78,132)	[2]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other	18.00%	[2],[3]	(40.00%)	[2]	(36.00%)	[2]
PUERTO RICO | State Taxes And Others [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other	(9.00%)		2.00%		2.00%

[1]	For the year ended December 31, 2014, includes approximately $161.5 million of amortization of the discount and deferred cost associated with the TARP funds, which are not deductible.
[2]	Includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2012, the tax expense related to a gain on the sale of EVERTEC shares and income from investments in subsidiaries subject to preferential tax rates and the Closing Agreement with the P.R. Treasury signed in 2014.
[3]	For 2014, includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2014.